John Deere Owner Trust 2020-B	EXHIBIT 99.2

Statement to Certificateholders

$160,000,000 Class A-1 0.25062% Asset Backed Notes due July 15, 2021
$262,500,000 Class A-2 0.41% Asset Backed Notes due March 15, 2023
$262,500,000 Class A-3 0.51% Asset Backed Notes due November 15, 2024
$75,870,000 Class A-4 0.72% Asset Backed Notes due June 15, 2027
$19,513,485 Overcollateralization

Payment Date:				15-Dec-20

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$20,809,730.74
		per $1,000 original principal amount:		$130.06

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$20,809,730.74

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$12,847.83
			per $1,000 original principal amount:	$0.08

		(ii)	Class A-2 Notes:	$89,687.50
			per $1,000 original principal amount:	$0.34

		(iii)	Class A-3 Notes:	$111,562.50
			per $1,000 original principal amount:	$0.43

		(iv)	Class A-4 Notes:	$45,522.00
			per $1,000 original principal amount:	$0.60

		(v)	Total:	$259,619.83

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$669,086,073.72

	(b)	Note Value at end of related Collection Period:		$663,212,070.89

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$19,513,485.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$42,828,586.38
		(ii)	A-1 Note Pool Factor:	0.2676787

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$262,500,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$262,500,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,870,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$575,793.55
		(i) per $1,000 original principal amount:	$0.73
	(b)	Amount of Servicing Fee earned:	$575,793.55
	(c)	Amount of Servicing Fee paid:	$575,793.55
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,583,827.08

(11)	(i)	Amount in Reserve Account:	$7,803,835.00
	(ii)	Specified Reserve Account Balance:	$7,803,835.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,034,842.16
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.45%

(13)	(i)	Aggregate amount of net losses for the collection period:	$29,525.22
	(ii)	Cumulative amount of net losses:	$60,797.99
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.01%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,194,323.76
		(ii) % of Pool Balance:	0.17%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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